NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2020
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2020	December 31, 2019
Participating non-controlling interests – in operating subsidiaries	$7,813	$8,742
General partnership interest in a holding subsidiary held by Brookfield	58	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,816	3,315
Preferred equity	571	597
	$11,258	$12,722
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2018	$900	$1,929	$2,469	$—	$276	$124	$2,212	$15	$204	$8,129
Net income (loss)	—	(13)	73	6	19	17	154	1	5	262
OCI	46	134	330	(3)	61	(41)	266	2	—	795
Capital contributions	—	—	2	159	268	—	—	(2)	3	430
Disposal	—	(87)	—	—	—	—	—	—	(85)	(172)
Distributions	(24)	(120)	(274)	—	(1)	(11)	(259)	(1)	(16)	(706)
Other	—	8	(3)	1	(5)	—	2	(2)	3	4
As at December 31, 2019	$922	$1,851	$2,597	$163	$618	$89	$2,375	$13	$114	$8,742
Net income (loss)	(5)	(6)	22	14	19	14	60	—	—	118
OCI	(38)	(114)	(283)	1	(26)	—	(312)	(2)	(14)	(788)
Capital contributions	—	3	2	19	(18)	—	—	—	2	8
Distributions	(5)	(25)	(123)	—	—	(9)	(81)	—	(8)	(251)
Other	2	1	(14)	(2)	(1)	(1)	2	(1)	(2)	(16)
As at June 30, 2020	$876	$1,710	$2,201	$195	$592	$93	$2,044	$10	$92	$7,813
Interests held by third parties	75%-80%	43%-60%	23%-71%	75%	50%	25%	53%	0.3%	20%-50%
General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Brookfield, as the owner of the 1% general partnership interest in BRELP held by Brookfield (“GP interest”), is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP Unit distributions exceed $0.375 per LP Unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP Unit distributions exceed $0.4225 per LP Unit, the incentive distribution is equal to 25% of distributions above this threshold.
As at June 30, 2020, general partnership units, and Redeemable/Exchangeable partnership units outstanding were 2,651,506 (December 31, 2019: 2,651,506) and 129,658,623 (December 31, 2019: 129,658,623), respectively.
Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
General partnership interest in a holding subsidiary held by Brookfield	$2	$1	$3	$3
Incentive distribution	15	12	31	25
	17	13	34	28
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	70	67	142	135
	$87	$80	$176	$163

Preferred equity
Brookfield Renewable`s preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2020	2019	June 30, 2020	December 31, 2019
Series 1 (C$136)	5.45	3.36	Apr 2020	$2	$2	$100	$105
Series 2 (C$113)(1)	4.51	2.85	Apr 2020	2	2	82	86
Series 3 (C$249)	9.96	4.40	Jul 2019	4	4	183	192
Series 5 (C$103)	4.11	5.00	Apr 2018	2	2	76	79
Series 6 (C$175)	7.00	5.00	Jul 2018	3	3	130	135
	31.03			$13	$13	$571	$597

(1)	Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at June 30, 2020, none of the issued Class A Preference Shares have been redeemed by BRP Equity.
Class A Preference Shares – Normal Course Issuer Bid
In July 2020, the Toronto Stock Exchange accepted notice of BRP Equity's intention to renew the normal course issuer in connection with its outstanding Class A Preference Shares for another year to July 8, 2021, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, it is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No shares were repurchased during the six months ended June 30, 2020.